Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Utilities Index ETF	Nov. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Oct. 21, 2013
Fidelity MSCI Utilities Index ETF
Bar Chart Table:
Annual Return 2014	26.83%
Annual Return 2015	(4.80%)
Annual Return 2016	17.42%
Annual Return 2017	12.33%
Annual Return 2018	4.40%
Annual Return 2019	24.92%
Annual Return 2020	(0.54%)
Annual Return 2021	17.38%